Intangible Assets, net (Details - Finite lived intangible assets) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization	$ (743,793)	$ (495,862)
Intangible assets, net	5,326,960	3,699,491
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	4,195,353	4,195,353
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	1,243,000	0
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 632,400	$ 0